REVERSE TAKEOVER AND PRIVATE PLACEMENT (Tables)	12 Months Ended
Dec. 31, 2020
ACQUISITIONS
Schedule of identifiable assets	There were no identifiable assets of Mezzotin on the date of acquisition. The acquisition costs have been allocated as follows:

(in thousands)
CONSIDERATION
Fair value of subordinate voting shares issued	$1,513
Transaction costs	191
Total consideration	$1,704

ASSETS ACQUIRED
Total identifiable net assets acquired	-
Listing expenses	1,704
Total purchase price	$1,704